Summary of significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2021
Furniture, fixtures
Property, plant and equipment
Estimated useful life (in years)	10 years
Office equipment
Property, plant and equipment
Estimated useful life (in years)	4 years